INTEREST RATE RISK	12 Months Ended
Dec. 31, 2011
INTEREST RATE RISK
21.	INTEREST RATE RISK

The Group is exposed to interest rate risk arising from short-term variable rate borrowings from time to time. The Group’s future interest expense will fluctuate in line with any change in borrowing rates. The Group does not have any derivative financial instruments as of December 31, 2011 and 2010 and believes its exposure to interest rate risk is not material.